N-2 - $ / shares	Aug. 29, 2025	Aug. 27, 2025
Cover [Abstract]
Entity Central Index Key	0000925683
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	John Hancock Financial Opportunities Fund
General Description of Registrant [Abstract]
Share Price		$ 37.44
NAV Per Share		$ 36.73
Latest Premium (Discount) to NAV [Percent]		1.93%